Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - XCEL NMC SRP	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Note Receivable from Participant
The Plan allows participants to borrow against funds held in their account in their Savings component of the Plan fund, any amount greater than $1,000 up to a maximum amount equal to the lesser of $50,000 or 50% of their vested account balance. The loans are secured by the balance in the participant’s account and bear interest at rates based on the prime rate plus 1% as of the first business day of the month in which each loan is approved and stays in effect until the loan is repaid. Principal and interest are paid ratably through payroll deductions and are credited to each participant's account as paid. If a participant retires or terminates employment for any reason, the outstanding loan balance must be repaid within 90 days from the date of termination, unless the participant elects to continue making monthly installment payments established by the Plan Administrator. General purpose loans must be repaid within a five year period, and loans for the purchase of a principal residence have a maximum repayment period of 20 years. Participants may not borrow from their Retirement component of the Plan.

A summary of the Plans' notes receivable as of Dec. 31, 2025 and 2024 is below:

	Dec. 31, 2025			Dec. 31, 2024
Interest rates on outstanding loans	4.25%	-	9.50%	4.25%	-	9.50%
Maturity range	2026	-	2037	2025	-	2037

Participant Loan Basis Spread On Variable Rate	0.01
Employee Benefit Plan Note Receivable From Participant Account Maximum Borrowing Amount Percentage	50.00%
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Related Party and Party-in-Interest Transactions
The Plan's investments include shares of Xcel Energy Inc. common stock. On the Statements of Net Assets Available for Benefits, the value of interest in Master Trust included dividends declared and payable to the Plan of $39,543 at Dec. 31, 2025. There was no dividends payable to the Plan as of Dec. 31, 2024.

The Plan also invests in shares of mutual funds and collective trusts managed by an affiliate of VFTC, which is the Plan trustee. Transactions in such investments qualify as party-in-interest transactions that are exempt from the prohibited transaction rules. The Plan incurred fees for investment management and recordkeeping services of $63,976 for the year ended Dec. 31, 2025.

EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 39,543
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	$ 63,976